UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
EP Emerging Markets Fund
Class A/EPASX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$90	1.75%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,441,124
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class A

EP Emerging Markets Fund
Class I/EPEIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$77	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$135,441,124
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
British American Tobacco PLC	3.2%
Astra International Tbk P.T.	3.2%
Telkom Indonesia Persero Tbk P.T.	2.9%
B3 S.A. - Brasil Bolsa Balcao	2.7%
Alibaba Group Holding Ltd.	2.4%
Vale S.A.	2.4%
Luzhou Laojiao Co., Ltd. - Class A	2.2%
Saudi Arabian Oil Co.	2.0%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EP Emerging Markets Fund - Class I

EuroPac Gold Fund
Class A/EPGFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$71	1.27%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$593,059,948
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class A

EuroPac Gold Fund
Class I/EPGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$57	1.02%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$593,059,948
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.1%
Pan American Silver Corp.	6.3%
Fortuna Silver Mines, Inc.	5.8%
Barrick Mining Corp.	5.0%
Franco-Nevada Corp.	4.9%
Royal Gold, Inc.	4.8%
Wheaton Precious Metals Corp.	4.3%
Heliostar Metals Ltd.	4.2%
AngloGold Ashanti Ltd. - ADR	3.9%
Aurion Resources Ltd.	3.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac Gold Fund - Class I

EuroPac International Bond Fund
Class A/EPIBX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$57	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,673,316
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class A

EuroPac International Bond Fund
Class I/EPBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$45	0.90%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,673,316
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Queensland Treasury Corp., 1.750%, 7/20/2034	4.2%
Colombia Government International Bond, 9.850%, 6/28/2027	3.5%
European Investment Bank, 6.950%, 3/1/2029	3.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	3.3%
Republic of Poland Government Bond, 5.000%, 10/25/2035	3.0%
Philippine Government International Bond, 6.250%, 1/14/2036	2.9%
Malaysia Government Bond, 2.632%, 4/15/2031	2.8%
Inter-American Development Bank, 5.100%, 11/17/2026	2.7%
Mexican Bonos, 7.750%, 11/23/2034	2.7%
International Finance Corp., 0.000%, 5/20/2030	2.3%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Bond Fund - Class I

EuroPac International
Dividend Income Fund
Class A/EPDPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$77	1.39%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,567,457
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class A

EuroPac International
Dividend Income Fund
Class I/EPDIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$63	1.14%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,567,457
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vodafone Group PLC	3.8%
British American Tobacco PLC - ADR	3.5%
SK Telecom Co., Ltd. - ADR	3.0%
Barrick Mining Corp.	2.4%
Samsung Electronics Co., Ltd. - GDR	2.2%
TotalEnergies S.E. - ADR	2.2%
IAMGOLD Corp.	2.0%
Nokia Oyj	2.0%
Engie S.A.	2.0%
Eni S.p.A.	1.9%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Dividend Income Fund - Class I

EuroPac International Value Fund
Class A/EPIVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$86	1.63%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$203,697,809
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class A

EuroPac International Value Fund
Class I/EPVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$73	1.38%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$203,697,809
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.8%
Novo Nordisk A/S - ADR	5.4%
Agnico Eagle Mines Ltd.	5.1%
IAMGOLD Corp.	5.0%
Evolution A.B.	4.8%
Kinross Gold Corp.	4.4%
Dassault Systemes S.E.	4.4%
Newmont Corp. - CDI	3.9%
Barrick Mining Corp.	3.9%
Franco-Nevada Corp.	3.4%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 558-5851 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EuroPac International Value Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2026

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
EuroPac International Value Fund	1
EuroPac International Bond Fund	4
EuroPac International Dividend Income Fund	9
EP Emerging Markets Fund	13
EuroPac Gold Fund	17
Statements of Assets and Liabilities	21
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	32
Notes to Financial Statements	42
Item 8. Changes in and Disagreements with Accountants	58
Item 9. Proxy Disclosures	58
Item 10. Remuneration Paid to Directors, Officers, and Others	58
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract	58

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.europac.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.9%
	AUSTRALIA — 1.4%
200,000	Sonic Healthcare Ltd.	$2,846,652

	BRAZIL — 1.1%
750,656	Ambev S.A. - ADR	2,191,915

	CANADA — 26.6%
55,000	Agnico Eagle Mines Ltd.	10,351,550
40,000	Bank of Nova Scotia	3,111,897
200,000	Barrick Mining Corp.	7,868,000
30,000	Franco-Nevada Corp.	6,910,200
600,000	IAMGOLD Corp. *	10,122,000
300,000	Kinross Gold Corp.	9,072,000
30,000	Nutrien Ltd.	2,280,000
84,694	Pan American Silver Corp.	4,428,649
		54,144,296
	CHINA — 0.7%
25,000	Tencent Holdings Ltd.	1,493,138

	DENMARK — 7.4%
260,000	Novo Nordisk A/S - ADR	10,977,200
30,000	Novonesis (Novozymes) B	1,841,783
35,000	Royal Unibrew A/S	2,340,589
		15,159,572
	FRANCE — 5.7%
400,000	Dassault Systemes S.E.	8,964,789
25,000	Pluxee N.V.	354,166
35,000	Societe BIC S.A.	2,403,169
		11,722,124
	GERMANY — 2.5%
24,000	Beiersdorf A.G.	1,988,169
100,000	Carl Zeiss Meditec A.G.	3,107,981
		5,096,150
	IRELAND — 1.5%
17,500	Accenture PLC - Class A	3,127,425

	JAPAN — 11.0%
40,000	BayCurrent, Inc.	1,292,836
50,000	Chugai Pharmaceutical Co., Ltd.	2,592,060
100,000	MonotaRO Co., Ltd.	1,186,803

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,000	Nippon Shinyaku Co., Ltd.	$4,589,442
400,000	Ono Pharmaceutical Co., Ltd.	5,891,859
150,000	Shoei Co., Ltd.	1,674,811
500,000	Unicharm Corp.	2,913,034
130,000	Yakult Honsha Co., Ltd.	2,269,011
		22,409,856
	MEXICO — 2.8%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	5,653,033

	NETHERLANDS — 1.6%
22,000	Aalberts N.V.	833,521
30,000	Wolters Kluwer N.V.	2,338,732
		3,172,253
	NORWAY — 2.1%
105,000	Equinor A.S.A.	4,213,736

	SINGAPORE — 0.7%
80,000	Singapore Exchange Ltd.	1,363,922

	SWEDEN — 4.8%
140,000	Evolution A.B. [1]	9,740,924

	SWITZERLAND — 2.0%
10,000	Roche Holding A.G.	4,074,738

	UNITED KINGDOM — 13.7%
85,000	BP PLC - ADR	4,027,300
200,000	British American Tobacco PLC - ADR	11,760,000
225,000	Greggs PLC	4,644,509
55,760	GSK PLC - ADR	2,916,806
100,000	Shell PLC	4,519,953
		27,868,568
	UNITED STATES — 7.3%
50,000	Newmont Corp.	5,554,500
73,200	Newmont Corp. - CDI	7,921,832
8,500	Philip Morris International, Inc.	1,403,095
		14,879,427
	TOTAL COMMON STOCKS
	(Cost $130,131,650)	189,157,729

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.6%
13,453,191	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.473% [2]	$13,453,191
	Total Short-Term Investments
	(Cost $13,453,191)	13,453,191

	TOTAL INVESTMENTS — 99.5%
	(Cost $143,584,841)	202,610,920

	Other Assets in Excess of Liabilities — 0.5%	1,086,889
	TOTAL NET ASSETS — 100.0%	$203,697,809

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,740,924, which represents 4.78% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$4,302
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	4,302

Principal Amount[1]
	FIXED INCOME SECURITIES — 84.9%
	ARGENTINA — 0.2%
	Argentina Treasury Bond BONCER
19,200,000	2.000%, 11/9/2026	185,727

	AUSTRALIA — 5.3%
	Newcrest Finance Pty Ltd.
1,000,000	5.750%, 11/15/2041[2]	1,000,896
	Queensland Treasury Corp.
6,750,000	1.750%, 7/20/2034[2]	3,657,489
		4,658,385
	BRAZIL — 1.4%
	Brazilian Government International Bond
6,000,000	10.250%, 1/10/2028	1,208,894

	CHILE — 3.3%
	Bonos de la Tesoreria de la Republica en pesos
2,520,000,000	6.000%, 4/1/2033[2]	2,896,226

	COLOMBIA — 3.5%
	Colombia Government International Bond
11,300,000,000	9.850%, 6/28/2027	3,059,117

	DENMARK — 3.2%
	Ccit Group A/S
1,400,000	10.248% (3-Month Euribor + 800 basis points), 5/11/2029[2,3,4]	1,643,193
	Force Bidco A/S
1,000,000	9.662% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,179,581
		2,822,774
	DOMINICAN REPUBLIC — 0.7%
	Dominican Republic International Bond
37,000,000	9.750%, 6/5/2026	626,227

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 1.6%
	TotalEnergies S.E.
1,200,000	3.369% [3,5,6]	$1,408,487

	LUXEMBOURG — 3.3%
	European Investment Bank
285,000,000	6.950%, 3/1/2029[2]	2,923,615

	MALAYSIA — 4.0%
	Malaysia Government Bond
10,000,000	2.632%, 4/15/2031	2,437,003
4,250,000	3.476%, 7/2/2035	1,063,321
		3,500,324
	MALTA — 3.9%
	Airx Group Holdings Ltd.
1,300,000	13.000%, 9/12/2028[2,3]	1,525,721
	Gentoo Media PLC
9,000,000	9.292% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	955,290
	Samara Asset Group PLC
800,000	9.529% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	908,457
		3,389,468
	MEXICO — 5.7%
	America Movil S.A.B. de C.V.
27,850,000	9.500%, 1/27/2031[3]	1,622,242
	Mexican Bonos
19,000,000	7.750%, 5/29/2031	1,044,702
45,000,000	7.750%, 11/23/2034	2,361,492
		5,028,436
	NETHERLANDS — 3.6%
	Boston Bidco Netherlands B.V.
1,400,000	8.127% (3-Month Euribor + 600 basis points), 3/31/2030[2,3,4]	1,663,718
	Volkswagen International Finance N.V.
1,300,000	3.875% [3,5,6]	1,486,954
		3,150,672
	NORWAY — 6.3%
	Aker A.S.A.
5,000,000	6.275%, 9/27/2027	542,834
	Ax INV1 Holding A.S.
8,750,000	7.930% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	932,638

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
	City of Oslo Norway
5,000,000	1.320%, 2/16/2028	$505,893
	Duett Software Group A.S.
12,500,000	9.920% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 550 basis points), 7/14/2028[2,3,4]	1,376,758
	Hawk Infinity Software A.S.
10,300,000	10.840% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	1,065,886
	Lime Petroleum A.S.
3,100,000	12.000%, 1/20/2027[3]	335,721
9,300,000	12.000%, 1/20/2027[3]	577,191
4,700,000	12.000% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3]	50,096
	Lime Petroleum Holding A.S.
295,577	0.000%	31,904
210,246	0.000%	22,693
276,320	0.000%	29,825
196,240	0.000%	21,181
		5,492,620
	PERU — 1.8%
	Peruvian Government International Bond
5,400,000	5.940%, 2/12/2029	1,592,164

	PHILIPPINES — 6.6%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,379,836
7,000,000	8.000%, 8/12/2031	1,183,135
7,000,000,000	0.000%, 1/26/2035	672,183
	Philippine Government International Bond
165,000,000	6.250%, 1/14/2036	2,584,122
		5,819,276
	POLAND — 3.0%
	Republic of Poland Government Bond
10,000,000	5.000%, 10/25/2035	2,620,092

	SINGAPORE — 4.2%
	Housing & Development Board
1,000,000	2.320%, 1/24/2028	792,144
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,572,583

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
1,500,000	3.375%, 9/1/2033	$1,289,991
		3,654,718
	SWEDEN — 1.1%
	Flower Infrastructure Technologies A.B.
8,750,000	8.746% (Stockholm Interbank Offered Rates 3 Month + 675 basis points), 2/13/2029[3,4]	970,614

	THAILAND — 1.8%
	Thailand Government Bond
47,000,000	3.390%, 6/17/2037	1,584,787

	TURKEY — 2.3%
	Turkiye Government International Bond
1,700,000	5.200%, 8/17/2031	2,021,102

	UNITED KINGDOM — 7.0%
	BP Capital Markets PLC
1,000,000	3.250% [3,5,6]	1,173,621
	European Bank for Reconstruction & Development
10,000,000,000	5.125%, 5/1/2027	572,621
190,000,000	6.300%, 10/26/2027	1,962,947
33,000,000	0.000%, 12/3/2030[3]	1,231,495
	Vodafone Group PLC
1,000,000	4.200%, 10/3/2078[3,6]	1,182,890
		6,123,574
	UNITED STATES — 11.1%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,386,190
	International Bank for Reconstruction & Development
10,000,000,000	6.000%, 7/17/2026	577,377
2,000,000	9.750%, 1/21/2027	395,670
18,500,000,000	6.500%, 12/8/2027	1,074,197
24,000,000,000	5.350%, 2/9/2029	1,353,137
	International Finance Corp.
2,750,000	12.750%, 8/27/2029	557,757
16,000,000	0.000%, 5/20/2030	2,043,702
70,000,000	0.000%, 2/22/2038	1,354,206
		9,742,236
	TOTAL FIXED INCOME SECURITIES
	(Cost $75,746,001)	74,479,535

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 10.9%
9,549,287	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.473% [7]	$9,549,287
	Total Short-Term Investments
	(Cost $9,549,287)	9,549,287

	TOTAL INVESTMENTS — 95.8%
	(Cost $86,855,081)	84,033,124
	Other Assets in Excess of Liabilities — 4.2%	3,640,192
	TOTAL NET ASSETS — 100.0%	$87,673,316

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $17,646,169, which represents 20.13% of Net Assets.
[3]	Callable.
[4]	Floating rate security.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.4%
	AUSTRALIA — 4.5%
470,000	Evolution Mining Ltd.	$4,026,638
180,000	Northern Star Resources Ltd.	2,721,382
150,000	Sonic Healthcare Ltd.	2,134,989
630,000	Telstra Group Ltd.	2,412,959
		11,295,968
	BRAZIL — 6.8%
700,000	Ambev S.A. - ADR	2,051,174
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,641,100
1,000,000	Banco Bradesco S.A. - ADR	3,880,000
400,000	Itau Unibanco Holding S.A. - ADR	3,480,000
250,000	Vale S.A. - ADR	4,090,000
		17,142,274
	CANADA — 16.4%
20,000	Agnico Eagle Mines Ltd.	3,764,200
700,000	Algonquin Power & Utilities Corp.	4,390,459
500,000	B2Gold Corp.	2,250,000
22,000	Bank of Nova Scotia	1,711,543
150,000	Barrick Mining Corp.	5,901,000
150,000	BCE, Inc.	3,564,488
60,000	Canadian Utilities Ltd. - Class A	2,141,784
300,000	Equinox Gold Corp.	4,188,000
300,000	IAMGOLD Corp. *	5,061,000
15,000	Nutrien Ltd.	1,140,000
80,000	Pan American Silver Corp.	4,183,200
50,000	Power Corp. of Canada	2,789,311
		41,084,985
	CHINA — 1.1%
170,000	Alibaba Group Holding Ltd.	2,734,759

	DENMARK — 0.5%
30,000	Novo Nordisk A/S - ADR	1,266,600

	FINLAND — 3.6%
160,000	Fortum Oyj	4,026,291
400,000	Nokia Oyj	4,978,873
		9,005,164
	FRANCE — 8.3%
150,000	Engie S.A.	4,941,901
4,000	LVMH Moet Hennessy Louis Vuitton S.E.	2,119,249

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
35,000	Sanofi S.A.	$3,278,991
8,500	Schneider Electric S.E.	2,679,695
60,000	TotalEnergies S.E. - ADR	5,562,600
55,000	Veolia Environnement S.A.	2,320,070
		20,902,506
	GERMANY — 2.2%
30,000	Bayer A.G.	1,339,789
130,000	E.ON S.E.	2,882,277
7,000	SAP S.E.	1,195,422
		5,417,488
	INDONESIA — 0.7%
100,000	Telkom Indonesia Persero Tbk P.T. - ADR	1,691,000

	IRELAND — 1.4%
20,000	Accenture PLC - Class A	3,574,200

	ITALY — 3.8%
400,000	Enel S.p.A.	4,659,155
170,000	Eni S.p.A.	4,788,732
		9,447,887
	MEXICO — 2.0%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,808,970
1,000,000	Wal-Mart de Mexico S.A.B. de C.V.	3,152,532
		4,961,502
	NETHERLANDS — 1.4%
2,500	ASML Holding N.V.	3,597,475

	NEW ZEALAND — 0.6%
2,600,000	Kiwi Property Group Ltd.	1,405,364

	NORWAY — 5.7%
100,000	Aker BP A.S.A.	3,892,193
100,000	Austevoll Seafood A.S.A.	1,008,128
110,000	Equinor A.S.A. - ADR	4,482,500
169,007	Norsk Hydro A.S.A.	1,865,248
180,000	Telenor A.S.A.	2,962,859
		14,210,928
	SINGAPORE — 3.9%
1,200,000	CapitaLand Investment Ltd.	2,620,993

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
55,000	DBS Group Holdings Ltd.	$2,527,891
800,000	Singapore Telecommunications Ltd.	2,884,978
4,000,000	Starhill Global REIT - REIT	1,728,473
		9,762,335
	SOUTH KOREA — 5.2%
1,500	Samsung Electronics Co., Ltd. - GDR	5,616,000
200,000	SK Telecom Co., Ltd. - ADR	7,482,000
		13,098,000
	SPAIN — 6.6%
100,000	Banco Bilbao Vizcaya Argentaria S.A.	2,207,747
55,000	Endesa S.A.	2,465,317
118,847	Iberdrola S.A.	2,782,861
170,000	Repsol S.A.	4,545,305
1,000,000	Telefonica S.A.	4,528,169
		16,529,399
	SWEDEN — 0.7%
25,000	Evolution A.B. [1]	1,739,451

	SWITZERLAND — 2.8%
20,000	Novartis A.G. - ADR	2,957,000
10,000	Roche Holding A.G.	4,074,738
		7,031,738
	UNITED KINGDOM — 12.4%
75,000	BP PLC - ADR	3,553,500
150,000	British American Tobacco PLC - ADR	8,820,000
55,000	GSK PLC - ADR	2,877,050
17,280	Reckitt Benckiser Group PLC	1,099,957
35,000	Shell PLC - ADR	3,173,450
35,555	Unilever PLC - ADR	2,097,034
6,000,000	Vodafone Group PLC	9,572,731
		31,193,722
	UNITED STATES — 3.8%
40,000	Newmont Corp.	4,443,600
34,000	Newmont Corp. - CDI	3,679,539
8,000	Philip Morris International, Inc.	1,320,560
		9,443,699
	TOTAL COMMON STOCKS
	(Cost $160,154,963)	236,536,444

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.1%
12,734,735	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.473% [2]	$12,734,735
	Total Short-Term Investments
	(Cost $12,734,735)	12,734,735

	TOTAL INVESTMENTS — 99.5%
	(Cost $172,889,698)	249,271,179
	Other Assets in Excess of Liabilities — 0.5%	1,296,278
	TOTAL NET ASSETS — 100.0%	$250,567,457

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

GDR – Global Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,739,451, which represents 0.69% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.8%
	BRAZIL — 10.2%
750,000	Ambev S.A. - ADR	$2,197,686
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,641,100
135,000	NU Holdings Ltd. - Class A *	1,954,800
200,000	Vale S.A.	3,278,808
300,000	WEG S.A.	2,717,799
		13,790,193
	CANADA — 2.0%
600,000	B2Gold Corp.	2,700,000

	CHINA — 18.6%
200,000	Alibaba Group Holding Ltd.	3,296,202
300,000	Anhui Conch Cement Co., Ltd. - Class H	751,634
250,000	ANTA Sports Products Ltd.	2,619,007
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,291,297
1,750,000	CSPC Pharmaceutical Group Ltd.	1,906,757
125,000	ENN Energy Holdings Ltd.	979,914
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,314,175
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	901,541
200,000	Luzhou Laojiao Co., Ltd. - Class A	2,932,768
100,000	Midea Group Co., Ltd. - Class A	1,189,168
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	805,186
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	866,063
40,000	Tencent Holdings Ltd.	2,429,291
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,564,815
60,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,417,902
		25,265,720
	HONG KONG — 1.2%
3,250,000	China Overseas Property Holdings Ltd.	1,655,270

	HUNGARY — 1.6%
50,000	Richter Gedeon Nyrt	2,108,987

	INDIA — 3.0%
20,000	AIA Engineering Ltd.	835,855
400,000	Castrol India Ltd.	780,464
50,000	GMM Pfaudler Ltd.	478,113
300,000	Indraprastha Gas Ltd.	527,465
55,000	Infosys Ltd. - ADR	685,300

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
32,060	Mphasis Ltd.	$774,034
		4,081,231
	INDONESIA — 8.7%
12,500,000	Astra International Tbk P.T.	4,330,488
24,000,000	Telkom Indonesia Persero Tbk P.T.	3,925,992
11,000,000	Unilever Indonesia Tbk P.T.	975,448
1,500,000	United Tractors Tbk P.T.	2,517,331
		11,749,259
	KAZAKHSTAN — 1.9%
30,000	Kaspi.KZ JSC - ADR	2,575,200

	MEXICO — 6.7%
170,000	Arca Continental S.A.B. de C.V.	2,042,413
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	2,252,626
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,218,971
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,713,456
250,000	Wal-Mart de Mexico S.A.B. de C.V.	788,133
		9,015,599
	PHILIPPINES — 0.4%
3,200,000	DMCI Holdings, Inc.	499,195

	SAUDI ARABIA — 3.9%
138,300	Mouwasat Medical Services Co.	2,512,606
375,000	Saudi Arabian Oil Co. [2]	2,781,459
		5,294,065
	SINGAPORE — 1.8%
625,000	Grab Holdings Ltd. - Class A *	2,387,500

	SOUTH AFRICA — 2.4%
250,000	JSE Ltd.	2,364,551
100,000	Mr Price Group Ltd.	936,515
		3,301,066
	SOUTH KOREA — 14.2%
25,000	BGF Retail Co., Ltd.	2,234,689
12,500	GOLFZON Co., Ltd.	433,780
18,000	Hyundai Glovis Co., Ltd.	2,779,266
12,000	NAVER Corp.	1,723,707
12,000	NC Corp.	2,215,562
9,000	Orion Corp.	871,359

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
25,000	S-1 Corp.	$1,451,254
50,000	Samsung Electronics Co., Ltd.	7,529,384
		19,239,001
	TAIWAN — 7.9%
5,000	ASPEED Technology, Inc.	2,687,864
400,000	Formosa Plastics Corp.	653,170
51,005	Poya International Co., Ltd.	923,753
75,000	Realtek Semiconductor Corp.	1,280,432
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,206,640
		10,751,859
	THAILAND — 2.1%
500,000	PTT Exploration & Production PCL	2,373,927
1,500,000	Thai Beverage PCL	494,972
		2,868,899
	UNITED KINGDOM — 3.2%
75,000	British American Tobacco PLC	4,380,663

	UNITED STATES — 1.7%
150,000	FMC Corp.	2,307,000

	URUGUAY — 0.3%
250	MercadoLibre, Inc. *	448,157
	TOTAL COMMON STOCKS
	(Cost $104,199,063)	124,418,864
	SHORT-TERM INVESTMENTS — 6.7%
9,026,009	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.473% [3]	9,026,009
	Total Short-Term Investments
	(Cost $9,026,009)	9,026,009

	TOTAL INVESTMENTS — 98.5%
	(Cost $113,225,072)	133,444,873
	Other Assets in Excess of Liabilities — 1.5%	1,996,251
	TOTAL NET ASSETS — 100.0%	$135,441,124

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,781,459, which represents 2.05% of Net Assets.

3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	DIVERSIFIED EXPLORATION AND MINING — 4.6%
880,000	Carbon Neutral[1,2,3]	$2,996,172
3,600,000	Errington Metals Corp.*,1,2,3,4	7,950,530
567,333	Fuerte Metals Corp.*,2	3,963,481
6,967,000	Gold Hart Copper Corp.*,2	1,410,428
9,041,520	Nuvau Minerals, Inc.*,2,4	5,857,286
500,000	Western Copper & Gold Corp.*,2	1,391,343
1,300,000	Western Copper & Gold Corp.*	3,627,000
		27,196,240
	GOLD EXPLORATION — 10.1%
6,450,084	Alpha Exploration Ltd.*,2,4	2,943,943
3,333,334	Alpha Exploration Ltd.*,1,2,4	1,521,398
11,790,428	Aurion Resources Ltd.*,2,4	22,306,684
2,924,658	Dakota Gold Corp.*	15,734,660
8,140,000	Dryden Gold Corp.*,2	1,917,550
244,503	Ivanhoe Electric, Inc.*	3,136,973
377,385	Mogotes Metals Inc.*,1	69,454
8,420,000	Mogotes Metals, Inc.*,2	1,549,617
9,216,000	Newcore Gold Ltd.*,2	3,731,449
2,900,000	Radius Gold, Inc.*,2	288,207
2,877,400	Revival Gold, Inc.*,2	1,694,582
750,000	Revival Gold, Inc.*,1,2	441,696
16,919,833	Scorpio Gold Corp.*,2,4	4,234,941
		59,571,154
	GOLD MINING — 46.7%
224,940	Agnico Eagle Mines Ltd.	42,335,957
246,868	AngloGold Ashanti Ltd. - ADR	23,138,938
4,825,229	B2Gold Corp.	21,713,531
901,000	B2Gold Corp.[2]	4,072,541
750,392	Barrick Mining Corp.	29,520,421
994,400	Discovery Silver Corp.*,2	6,134,476
332,452	Equinox Gold Corp.[2]	4,645,126
1,419,035	Equinox Gold Corp.	19,809,729
10,000	First Majestic Silver Corp.	197,100
3,584,980	Fortuna Silver Mines, Inc.*	34,595,057
40,000	Gold Fields Ltd. - ADR	1,699,200
15,534,097	Heliostar Metals Ltd.*,2,4	24,815,217
321,377	IAMGOLD Corp.*	5,421,630
140,000	Kinross Gold Corp.	4,233,600
319,600	Minera Alamos, Inc.*,2	1,423,425
60,749	Newmont Corp.	6,748,606

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GOLD MINING (Continued)
617,123	Orla Mining Ltd.	$8,084,311
707,761	Pan American Silver Corp.	37,008,823
5,000	Polyus PJSC - GDR*,1,2,3	—
4,445,000	Probe Metals, Inc.[1,2,3]	1,472,504
		277,070,192
	PRECIOUS METALS DEVELOPMENTAL — 0.1%
2,050,000	Central Nevada Gold Corp.[1,3]	820,000

	PRECIOUS METALS EXPLORATION — 1.9%
3,597,600	Kenorland Minerals Ltd.*,2	5,932,438
136,500	Mayfair Gold Corp.*,2	395,914
6,755,400	Midland Exploration, Inc.*,2,4	2,138,415
8,130,704	Mundoro Capital, Inc.*,2,4	2,813,185
		11,279,952
	ROYALTY COMPANIES — 35.7%
208,459	Altius Minerals Corp.[2]	7,560,936
854,462	Elemental Altus Royalties Corp.[2]	14,505,222
125,506	Franco-Nevada Corp.	28,909,052
2,631,200	Lara Exploration Ltd.*,2,4	7,689,829
1,925,000	Lara Exploration Ltd.*,1,2,4	5,625,920
3,127,615	Metalla Royalty & Streaming Ltd.*,2	20,629,734
1,344,416	Metalla Royalty & Streaming Ltd.*	8,953,811
3,081,822	Orogen Royalties, Inc.*,2,4	8,212,747
547,265	Osisko Gold Royalties Ltd.	20,199,551
313,120	Osisko Gold Royalties Ltd.[2]	11,532,239
122,680	Royal Gold, Inc.	28,631,058
6,588,461	Summit Royalties Ltd.*,2,4	7,323,746
68,038	Triple Flag Precious Metals Corp.	2,171,093
357,655	Triple Flag Precious Metals Corp.[2]	11,416,314
201,200	Wheaton Precious Metals Corp.	25,443,752
25,000	Wheaton Precious Metals Corp.[2]	3,157,759
		211,962,763
	SILVER: EXPLORATION AND MINING — 0.5%
6,349,000	Guanajuato Silver Co., Ltd.*,2	2,897,806
	TOTAL COMMON STOCKS
	(Cost $271,748,570)	590,798,107

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
WARRANTS — 0.1%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
3,750,000	Gold Hart Copper Corp., Strike Price 0.36 CAD, Expiration Date: March 18, 2027*,1,2	$—
1,000,000	Nuvau Minerals Corp., Strike Price 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—
1,111,110	Nuvau Minerals Corp., Strike Price 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
—
GOLD EXPLORATION — 0.1%
1,666,667	Alpha Exploration Ltd., Strike Price 0.90 CAD, Expiration Date: December 15, 2027*,1,2	—
428,571	Alpha Exploration Ltd., Strike Price 1.05 CAD, Expiration Date: October 6, 2026*,1,2	—
5,000,000	Mogotes Metals, Inc., Strike Price 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
188,693	Mogotes Metals, Inc., Strike Price 0.53 CAD, Expiration Date: February 22, 2029*,1,2	—
2,343,750	Revival Gold, Inc., Strike Price 0.45 CAD, Expiration Date: September 17, 2027*,1,2	603,881
650,000	Western Exploration, Inc., Strike Price 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
603,881
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

SILVER: EXPLORATION AND MINING — 0.0%
1,666,500	Guanajuato Silver Co., Ltd., Strike Price 0.45 CAD, Expiration Date: September 24, 2028*,1,2	208,558
1,750,000	Guanajuato Silver Co., Ltd., Strike Price 0.65 CAD, Expiration Date: December 15, 2028*,1,2	—
208,558
TOTAL WARRANTS
	(Cost $—)	812,439

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.1%
475,302	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.47%[5]	$475,302
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $475,302)	475,302

	TOTAL INVESTMENTS — 99.8%
	(Cost $272,223,872)	592,085,848
	Other Assets in Excess of Liabilities — 0.2%	974,100
	TOTAL NET ASSETS — 100.0%	$593,059,948

ADR – American Depository Receipt

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,710,113, which represents 3.66% of Net Assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.23% of Net Assets. The total value of these securities is $13,239,206.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2026 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$143,584,841	$86,855,081	$172,889,698
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	3,266,847	2,837
Investments in unaffiliated issuers, at value	$202,610,920	$84,033,124	$249,271,179
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	3,181,557	2,852
Receivables:
Investment securities sold	-	-	-
Fund shares sold	40,929	681,490	48,404
Dividends and interest	703,373	1,518,277	695,807
Reclaims receivable	664,806	-	828,990
Prepaid expenses	28,604	21,484	44,749
Total assets	204,048,632	89,435,932	250,891,981
Liabilities:
Payables:
Segregated cash due to Broker	-	-	-
Investment securities purchased	-	1,643,193	-
Fund shares redeemed	28,735	770	30,685
Advisory fees	185,677	31,150	174,789
Shareholder servicing fees (Note 6)	8,368	8,731	6,014
Distribution fees (Note 7)	31,185	9,649	33,558
Fund accounting and administration fees	35,497	17,254	26,631
Transfer agent fees and expenses	10,957	7,497	10,273
Custody fees	4,995	3,300	492
Trustees' deferred compensation (Note 3)	25,845	23,773	25,545
Auditing fees	9,919	9,962	9,919
Chief Compliance Officer fees	1,121	1,157	1,487
Trustees' fees and expenses	878	816	1,119
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	7,646	5,364	4,012
Total liabilities	350,823	1,762,616	324,524
Commitments and contingencies (Note 3)
Net Assets	$203,697,809	$87,673,316	$250,567,457

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2026 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$143,839,953	$91,688,179	$173,905,617
Total distributable earnings (accumulated deficit)	59,857,856	(4,014,863)	76,661,840
Net Assets	$203,697,809	$87,673,316	$250,567,457

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$152,071,202	$51,238,374	$163,864,229
Shares of beneficial interest issued and outstanding	10,655,475	5,755,589	10,717,267
Redemption price per share	$14.27	$8.90	$15.29
Maximum sales charge (4.50% of offering price)*	0.67	0.42	0.72
Maximum public offering price to public	$14.94	$9.32	$16.01
Class I Shares:
Net assets applicable to shares outstanding	$51,626,607	$36,434,942	$86,703,228
Shares of beneficial interest issued and outstanding	3,604,212	4,008,192	5,718,532
Offering and redemption price per share	$14.32	$9.09	$15.16

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2026 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$113,225,072	$230,891,060
Investments in affiliated issuers, at cost	-	41,332,812
Warrants, at cost	-	-
Foreign currency, at cost	-	984,377
Investments in unaffiliated issuers, at value	$133,444,873	$487,839,568
Investments in affiliated issuers, at value	-	103,433,841
Warrants, at value	-	812,439
Foreign currency, at value	-	991,102
Receivables:
Investment securities sold	1,980,744	-
Fund shares sold	62,888	751,176
Dividends and interest	322,581	2,841
Reclaims receivable	-	1,365
Prepaid expenses	21,515	49,640
Total assets	135,832,601	593,881,972
Liabilities:
Payables:
Segregated cash due to Broker	-	523
Investment securities purchased	-	-
Fund shares redeemed	3,052	213,305
Advisory fees	124,506	414,380
Shareholder servicing fees (Note 6)	7,404	5,759
Distribution fees (Note 7)	20,048	74,288
Fund accounting and administration fees	22,603	49,357
Transfer agent fees and expenses	10,537	12,141
Custody fees	1,480	2,284
Trustees' deferred compensation (Note 3)	26,593	29,319
Auditing fees	10,136	12,856
Chief Compliance Officer fees	877	1,881
Trustees' fees and expenses	1,504	1,329
Deferred non-U.S. taxes	157,017	-
Accrued other expenses	5,720	4,602
Total liabilities	391,477	822,024
Commitments and contingencies (Note 3)
Net Assets	$135,441,124	$593,059,948

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2026 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$120,525,752	$325,545,260
Total distributable earnings (accumulated deficit)	14,915,372	267,514,688
Net Assets	$135,441,124	$593,059,948

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$100,623,213	$338,115,495
Shares of beneficial interest issued and outstanding	8,105,171	16,339,191
Redemption price per share	$12.41	$20.69
Maximum sales charge (4.50% of offering price)*	0.58	0.97
Maximum public offering price to public	$12.99	$21.66
Class I Shares:
Net assets applicable to shares outstanding	$34,817,911	$254,944,453
Shares of beneficial interest issued and outstanding	2,716,118	12,169,087
Offering and redemption price per share	$12.82	$20.95

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $208,124, $0 and $367,465, respectively)	$2,498,702	$-	$3,631,531
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $33,039 and $0, respectively)	296,889	2,371,082	188,754
Total investment income	2,795,591	2,371,082	3,820,285

Expenses:
Advisory fees	1,055,392	223,146	961,485
Shareholder servicing fees (Note 6)	73,900	28,710	90,293
Distribution fees (Note 7)	185,320	53,323	189,075
Fund accounting and administration fees	106,820	50,851	114,939
Transfer agent fees and expenses	33,848	22,625	34,636
Custody fees	17,915	18,709	21,024
Registration fees	17,684	21,593	18,167
Auditing fees	9,919	9,962	9,919
Trustees' fees and expenses	9,354	7,780	9,456
Shareholder reporting fees	8,751	7,647	10,369
Legal fees	7,648	7,647	7,418
Chief Compliance Officer fees	3,568	3,660	3,648
Miscellaneous	3,358	4,405	4,857
Insurance fees	3,026	2,445	2,471
Tax reclaim service fees	-	-	807
Total expenses	1,536,503	462,503	1,478,564
Advisory fees (waived) recovered	-	(74,459)	-
Net expenses	1,536,503	388,044	1,478,564
Net investment income (loss)	1,259,088	1,983,038	2,341,721

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	787,936	(122,090)	70,418
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(11,409)	33,018	(18,847)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	776,527	(89,072)	51,571
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	20,335,629	(759,077)	39,054,561
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	26,904	64,243	20,675
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	20,362,533	(694,834)	39,075,236
Net realized and unrealized gain (loss)	21,139,060	(783,906)	39,126,807

Net Increase (Decrease) in Net Assets from Operations	$22,398,148	$1,199,132	$41,468,528

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2026 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $173,885 and $231,252, respectively)	$1,531,705	$1,978,061
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	135,943	433,141
Total investment income	1,667,648	2,411,202

Expenses:
Advisory fees	653,967	2,396,446
Shareholder servicing fees (Note 6)	43,670	262,191
Distribution fees (Note 7)	115,631	445,373
Fund accounting and administration fees	78,645	240,724
Transfer agent fees and expenses	31,914	56,599
Custody fees	37,733	19,883
Registration fees	16,549	25,448
Auditing fees	10,136	12,856
Trustees' fees and expenses	8,924	12,920
Shareholder reporting fees	8,076	13,956
Legal fees	6,910	9,323
Chief Compliance Officer fees	3,442	4,464
Miscellaneous	3,259	9,248
Insurance fees	2,440	3,963
Tax reclaim service fees	-	-
Total expenses	1,021,296	3,513,394
Advisory fees (waived) recovered	2,623	-
Net expenses	1,023,919	3,513,394
Net investment income (loss)	643,729	(1,102,192)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,715,108	14,753,435
Investments in affiliated issuers	-	616,650
Foreign currency transactions	1,093	(21,795)
Deferred non-US taxes	(242)	-
Net realized gain (loss)	1,715,959	15,348,290
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	6,244,492	60,656,383
Investments in affiliated issuers	-	44,171,874
Warrants	-	(1,240,698)
Foreign currency translations	8,806	8,321
Deferred non-U.S. taxes	93,465	-
Net change in unrealized appreciation/depreciation	6,346,763	103,595,880
Net realized and unrealized gain (loss)	8,062,722	118,944,170

Net Increase (Decrease) in Net Assets from Operations	$8,706,451	$117,841,978

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,259,088	$2,243,106
Net realized gain (loss) investments and foreign currency transactions	776,527	11,155,325
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	20,362,533	18,517,679
Net increase (decrease) in net assets resulting from operations	22,398,148	31,916,110

Distributions to Shareholders:
Distributions:
Class A	(9,520,364)	(1,642,385)
Class I	(2,897,667)	(550,204)
Total	(12,418,031)	(2,192,589)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,319,065	9,697,947
Class I	14,353,454	9,938,992
Reinvestment of distributions:
Class A	6,111,236	1,051,311
Class I	2,853,425	540,244
Cost of shares redeemed:
Class A	(7,355,606)	(13,066,122)
Class I	(5,649,693)	(12,061,465)
Net increase (decrease) in net assets from capital transactions	24,631,881	(3,899,093)

Total increase (decrease) in net assets	34,611,998	25,824,428

Net Assets:
Beginning of period	169,085,811	143,261,383
End of period	$203,697,809	$169,085,811
Capital Share Transactions:
Shares sold:
Class A	950,775	774,739
Class I	964,141	796,092
Shares reinvested:
Class A	437,409	87,823
Class I	203,528	44,936
Shares redeemed:
Class A	(507,174)	(1,108,010)
Class I	(385,525)	(1,026,445)
Net increase (decrease) in capital share transactions	1,663,154	(430,865)

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,983,038	$2,985,731
Net realized gain (loss) investments and foreign currency transactions	(89,072)	(792,143)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(694,834)	2,650,995
Net increase (decrease) in net assets resulting from operations	1,199,132	4,844,583

Distributions to Shareholders:
Distributions:
Class A	(1,192,424)	(1,164,259)
Class I	(993,539)	(624,218)
Total	(2,185,963)	(1,788,477)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,007,467	3,442,551
Class I	14,061,287	19,211,062
Reinvestment of distributions:
Class A	785,592	751,855
Class I	975,448	623,292
Cost of shares redeemed:
Class A	(2,435,114)	(4,610,535)
Class I	(8,536,683)	(7,835,905)
Net increase (decrease) in net assets from capital transactions	18,857,997	11,582,320

Total increase (decrease) in net assets	17,871,166	14,638,426

Net Assets:
Beginning of period	69,802,150	55,163,724
End of period	$87,673,316	$69,802,150
Capital Share Transactions:
Shares sold:
Class A	1,567,455	391,641
Class I	1,532,563	2,129,019
Shares reinvested:
Class A	88,126	88,548
Class I	107,191	71,270
Shares redeemed:
Class A	(271,739)	(543,150)
Class I	(924,656)	(880,135)
Net increase (decrease) in capital share transactions	2,098,940	1,257,193

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,341,721	$3,588,144
Net realized gain (loss) investments and foreign currency transactions	51,571	9,293,433
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	39,075,236	33,570,379
Net increase (decrease) in net assets resulting from operations	41,468,528	46,451,956

Distributions to Shareholders:
Distributions:
Class A	(7,645,075)	(2,655,999)
Class I	(3,941,204)	(1,314,315)
Total	(11,586,279)	(3,970,314)

Capital Transactions:
Net proceeds from shares sold:
Class A	46,845,895	10,640,945
Class I	35,659,850	41,350,004
Reinvestment of distributions:
Class A	4,880,630	1,710,436
Class I	3,920,027	1,300,717
Cost of shares redeemed:
Class A	(35,686,587)	(13,119,013)
Class I	(25,581,937)	(14,324,131)
Net increase (decrease) in net assets from capital transactions	30,037,878	27,558,958

Total increase (decrease) in net assets	59,920,127	70,040,600

Net Assets:
Beginning of period	190,647,330	120,606,730
End of period	$250,567,457	$190,647,330
Capital Share Transactions:
Shares sold:
Class A	3,082,018	942,657
Class I	2,422,806	3,572,469
Shares reinvested:
Class A	359,548	160,596
Class I	291,041	115,356
Shares redeemed:
Class A	(2,362,820)	(1,222,342)
Class I	(1,799,312)	(1,250,014)
Net increase (decrease) in capital share transactions	1,993,281	2,318,722

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$643,729	$2,001,294
Net realized gain (loss) investments and foreign currency transactions	1,715,959	2,222,185
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	6,346,763	10,129,575
Net increase (decrease) in net assets resulting from operations	8,706,451	14,353,054

Distributions to Shareholders:
Distributions:
Class A	(1,629,128)	(1,364,250)
Class I	(492,858)	(322,466)
Total	(2,121,986)	(1,686,716)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,727,026	10,053,397
Class I	12,717,964	9,291,076
Reinvestment of distributions:
Class A	1,012,277	877,331
Class I	490,648	321,923
Cost of shares redeemed:
Class A	(4,097,313)	(11,528,577)
Class I	(3,013,389)	(4,502,162)
Net increase (decrease) in net assets from capital transactions	21,837,213	4,512,988

Total increase (decrease) in net assets	28,421,678	17,179,326

Net Assets:
Beginning of period	107,019,446	89,840,120
End of period	$135,441,124	$107,019,446
Capital Share Transactions:
Shares sold:
Class A	1,211,338	909,926
Class I	1,004,444	834,387
Shares reinvested:
Class A	87,719	88,438
Class I	41,231	31,499
Shares redeemed:
Class A	(338,717)	(1,108,799)
Class I	(241,784)	(417,794)
Net increase (decrease) in capital share transactions	1,764,231	337,657

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,102,192)	$(1,774,136)
Net realized gain (loss) investments, affiliated issuers and foreign currency transactions	15,348,290	11,679,956
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants and foreign currency translations	103,595,880	151,213,625
Net increase (decrease) in net assets resulting from operations	117,841,978	161,119,445

Distributions to Shareholders:
Distributions:
Class A	(22,615,221)	(16,492,121)
Class I	(13,754,141)	(4,771,547)
Total	(36,369,362)	(21,263,668)

Capital Transactions:
Net proceeds from shares sold:
Class A	25,733,303	28,945,188
Class I	105,686,895	99,889,366
Reinvestment of distributions:
Class A	17,122,715	12,296,508
Class I	13,606,304	4,731,238
Cost of shares redeemed:
Class A	(58,570,855)	(49,177,900)
Class I	(64,430,565)	(32,495,844)
Net increase (decrease) in net assets from capital transactions	39,147,797	64,188,556

Total increase (decrease) in net assets	120,620,413	204,044,333

Net Assets:
Beginning of period	472,439,535	268,395,202
End of period	$593,059,948	$472,439,535
Capital Share Transactions:
Shares sold:
Class A	1,160,174	2,046,710
Class I	4,657,070	6,754,875
Shares reinvested:
Class A	875,395	1,220,580
Class I	687,534	465,215
Shares redeemed:
Class A	(2,628,225)	(4,018,434)
Class I	(2,969,235)	(2,345,665)
Net increase (decrease) in capital share transactions	1,782,713	4,123,281

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.41	$10.99	$9.18	$8.54	$9.31	$7.96
Income from Investment Operations:
Net investment income (loss) [1]	0.09	0.17	0.19	0.23	0.19	0.12
Net realized and unrealized gain (loss)	1.74	2.42	1.82	0.63	(0.81)	1.36
Total from investment operations	1.83	2.59	2.01	0.86	(0.62)	1.48

Less Distributions:
From net investment income	(0.09)	(0.17)	(0.20)	(0.22)	(0.15)	(0.13)
From net realized gain	(0.88)	-	-	-	-	-
Total distributions	(0.97)	(0.17)	(0.20)	(0.22)	(0.15)	(0.13)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$14.27	$13.41	$10.99	$9.18	$8.54	$9.31

Total return[4]	13.85%[5]	23.75%	22.02%	9.94%	(6.77)%	18.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$152,071	$131,113	$110,109	$104,915	$100,628	$103,354

Ratio of expenses to average net assets:
(including tax reclaim service fees and interest expense)
Before fees waived and expenses absorbed/recovered	1.63%[6]	1.69%[7]	1.71%[7]	1.70%	1.71%	1.71%
After fees waived and expenses absorbed/recovered	1.63%[6]	1.69%[7]	1.71%[7]	1.73%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets:
Before fees waived and expenses absorbed/recovered	1.23%[6]	1.44%	1.87%	2.39%	2.08%	1.33%
After fees waived and expenses absorbed/recovered	1.23%[6]	1.44%	1.87%	2.36%	2.04%	1.29%

Portfolio turnover rate	1%[5]	31%	20%	16%	21%	10%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If tax reclaim service fees and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.46	$11.02	$9.20	$8.57	$9.33	$7.98
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.20	0.22	0.25	0.21	0.14
Net realized and unrealized gain (loss)	1.73	2.44	1.82	0.62	(0.80)	1.37
Total from investment operations	1.84	2.64	2.04	0.87	(0.59)	1.51

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.22)	(0.24)	(0.17)	(0.16)
From net realized gain	(0.88)	-	-	-	-	-
Total distributions	(0.98)	(0.20)	(0.22)	(0.24)	(0.17)	(0.16)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$14.32	$13.46	$11.02	$9.20	$8.57	$9.33

Total return[4]	13.91%[5]	24.19%	22.38%	10.07%	(6.38)%	18.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,627	$37,973	$33,153	$27,002	$12,630	$7,016

Ratio of expenses to average net assets:
(including tax reclaim service fees and interest expense)
Before fees waived and expenses absorbed/recovered	1.38%[6]	1.44%[7]	1.46%[7]	1.45%	1.46%	1.46%
After fees waived and expenses absorbed/recovered	1.38%[6]	1.44%[7]	1.46%[7]	1.48%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets:
Before fees waived and expenses absorbed/recovered	1.48%[6]	1.69%	2.12%	2.64%	2.33%	1.58%
After fees waived and expenses absorbed/recovered	1.48%[6]	1.69%	2.12%	2.61%	2.29%	1.54%

Portfolio turnover rate	1%[5]	31%	20%	16%	21%	10%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If tax reclaim service fees and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.02	$8.56	$8.27	$7.71	$8.78	$8.72
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.43	0.41	0.32	0.25	0.26
Net realized and unrealized gain (loss)	(0.09)	0.30	0.11	0.24	(1.32)	(0.10)
Total from investment operations	0.14	0.73	0.52	0.56	(1.07)	0.16

Less Distributions:
From net investment income	(0.26)	(0.27)	(0.23)	-	-	(0.10)
Total distributions	(0.26)	(0.27)	(0.23)	-	-	(0.10)

Redemption fee proceeds[1,2]	-	-	-	-	- [3]	- [3]
Net asset value, end of period	$8.90	$9.02	$8.56	$8.27	$7.71	$8.78

Total return[4]	1.59%[5]	8.70%	6.25%	7.26%	(12.19)%	1.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,238	$39,435	$37,944	$41,367	$38,149	$45,159

Ratio of expenses to average net assets:
(including excise tax expenses and interest expense)
Before fees waived and expenses absorbed	1.35%[6]	1.45%[7]	1.44%[7]	1.46%	1.48%	1.45%
After fees waived and expenses absorbed	1.15%[6]	1.15%[7]	1.15%[7]	1.15%	1.15%	1.15%
Ratio of net investment income (loss)
to average net assets:
Before fees waived and expenses absorbed	5.02%[6]	4.68%	4.48%	3.57%	2.63%	2.58%
After fees waived and expenses absorbed	5.22%[6]	4.98%	4.77%	3.88%	2.96%	2.88%

Portfolio turnover rate	7%[5]	23%	28%	23%	27%	20%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If excise tax expense and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.22	$8.73	$8.43	$7.84	$8.91	$8.84
Income from Investment Operations:
Net investment income (loss) [1]	0.25	0.47	0.44	0.35	0.27	0.28
Net realized and unrealized gain (loss)	(0.09)	0.30	0.11	0.24	(1.34)	(0.09)
Total from investment operations	0.16	0.77	0.55	0.59	(1.07)	0.19

Less Distributions:
From net investment income	(0.29)	(0.28)	(0.25)	-	-	(0.12)
Total distributions	(0.29)	(0.28)	(0.25)	-	-	(0.12)

Redemption fee proceeds[1,2]	-	-	-	-	-	- [3]
Net asset value, end of period	$9.09	$9.22	$8.73	$8.43	$7.84	$8.91

Total return[4]	1.76%[5]	8.99%	6.50%	7.53%	(12.01)%	2.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,435	$30,367	$17,220	$13,985	$6,281	$4,219

Ratio of expenses to average net assets:
(including excise tax expenses and interest expense)
Before fees waived and expenses absorbed	1.10%[6]	1.20%[7]	1.19%[7]	1.21%	1.23%	1.20%
After fees waived and expenses absorbed	0.90%[6]	0.90%[7]	0.90%[7]	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.27%[6]	4.93%	4.73%	3.82%	2.88%	2.83%
After fees waived and expenses absorbed	5.47%[6]	5.23%	5.02%	4.13%	3.21%	3.13%

Portfolio turnover rate	7%[5]	23%	28%	23%	27%	20%

1 Calculated based on average shares outstanding for the period.

2 Effective May 15, 2023, redemption fees were removed.

3 Amount represents less than $0.01 per share.

4 Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

5 Not annualized.

6 Annualized.

7 If excise tax expense and interest expense had been excluded, the expense ratios would have remained unchanged for the years ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.23	$9.94	$8.63	$8.42	$9.09	$7.62
Income from Investment Operations:
Net investment income (loss) [1]	0.14	0.27	0.31	0.29	0.32	0.19
Net realized and unrealized gain (loss)	2.72	3.30	1.31	0.20	(0.77)	1.47
Total from investment operations	2.86	3.57	1.62	0.49	(0.45)	1.66

Less Distributions:
From net investment income	(0.14)	(0.24)	(0.31)	(0.28)	(0.22)	(0.19)
From net realized gain	(0.66)	(0.04)	-	-	-	-
Total distributions	(0.80)	(0.28)	(0.31)	(0.28)	(0.22)	(0.19)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$15.29	$13.23	$9.94	$8.63	$8.42	$9.09

Total return[4]	22.35%[5]	36.58%	19.03%	5.68%	(5.04)%	21.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163,864	$127,482	$97,036	$93,527	$90,132	$90,342

Ratio of expenses to average net assets:
(including tax reclaim service fees and excise tax expenses)
Before fees waived and expenses absorbed/recovered	1.39%[6,7]	1.47%[7]	1.53%[7]	1.49%	1.49%	1.52%
After fees waived and expenses absorbed/recovered	1.39%[6,7]	1.49%[7]	1.51%[7]	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.99%[6]	2.47%	3.26%	3.13%	3.54%	2.07%
After fees waived and expenses absorbed/recovered	1.99%[6]	2.45%	3.28%	3.12%	3.53%	2.09%

Portfolio turnover rate	7%[5]	14%	4%	8%	24%	6%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.00% for the six months ended April 30, 2026 and 0.00% and 0.01% for the years ended October 31, 2025 and October 31, 2024.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.15	$9.96	$8.65	$8.43	$9.10	$7.63
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.31	0.33	0.31	0.34	0.21
Net realized and unrealized gain (loss)	2.69	3.28	1.31	0.21	(0.77)	1.47
Total from investment operations	2.85	3.59	1.64	0.52	(0.43)	1.68

Less Distributions:
From net investment income	(0.18)	(0.36)	(0.33)	(0.30)	(0.24)	(0.21)
From net realized gain	(0.66)	(0.04)	-	-	-	-
Total distributions	(0.84)	(0.40)	(0.33)	(0.30)	(0.24)	(0.21)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	-
Net asset value, end of period	$15.16	$13.15	$9.96	$8.65	$8.43	$9.10

Total return[4]	22.52%[5]	36.85%	19.28%	6.06%	(4.79)%	22.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,703	$63,166	$23,571	$22,382	$14,502	$4,284

Ratio of expenses to average net assets:
(including tax reclaim service fees and excise tax expenses)
Before fees waived and expenses absorbed/recovered	1.14%[6,7]	1.22%[7]	1.28%[7]	1.24%	1.24%	1.27%
After fees waived and expenses absorbed/recovered	1.14%[6,7]	1.24%[7]	1.26%[7]	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.24%[6]	2.72%	3.51%	3.38%	3.79%	2.32%
After fees waived and expenses absorbed/recovered	2.24%[6]	2.70%	3.53%	3.37%	3.78%	2.34%

Portfolio turnover rate	7%[5]	14%	4%	8%	24%	6%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.00% for the six months ended April 30, 2026 and 0.00% and 0.01% for the years ended October 31, 2025 and October 31, 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.74	$10.25	$8.83	$8.43	$15.69	$12.15
Income from Investment Operations:
Net investment income (loss) [1]	0.06	0.23	0.17	0.12	(0.07)	(0.12)
Net realized and unrealized gain (loss)	0.84	1.45	1.37	0.33	(4.40)	3.74
Total from investment operations	0.90	1.68	1.54	0.45	(4.47)	3.62

Less Distributions:
From net investment income	(0.23)	(0.19)	(0.12)	(0.05)	-	-
From net realized gain	-	-	-	-	(2.79)	(0.08)
Total distributions	(0.23)	(0.19)	(0.12)	(0.05)	(2.79)	(0.08)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$12.41	$11.74	$10.25	$8.83	$8.43	$15.69

Total return[4]	7.80%[5]	16.73%	17.55%	5.26%	(34.57)%	29.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,623	$83,846	$74,354	$68,564	$60,155	$104,913

Ratio of expenses to average net assets:
(including interest expense)
Before fees waived and expenses absorbed	1.75%[6]	1.84%[7]	1.86%[7]	1.93%	2.01%	1.81%
After fees waived and expenses absorbed	1.75%[6]	1.75%[7]	1.75%[7]	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.01%[6]	2.07%	1.66%	1.08%	(0.91)%	(0.85)%
After fees waived and expenses absorbed	1.01%[6]	2.16%	1.77%	1.26%	(0.65)%	(0.79)%

Portfolio turnover rate	2%[5]	11%	37%	71%	31%	47%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.12	$10.58	$9.11	$8.70	$16.07	$12.41
Income from Investment Operations:
Net investment income (loss) [1]	0.08	0.26	0.20	0.15	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.87	1.50	1.41	0.33	(4.54)	3.83
Total from investment operations	0.95	1.76	1.61	0.48	(4.58)	3.74

Less Distributions:
From net investment income	(0.25)	(0.22)	(0.14)	(0.07)	-	-
From net realized gain	-	-	-	-	(2.79)	(0.08)
Total distributions	(0.25)	(0.22)	(0.14)	(0.07)	(2.79)	(0.08)

Redemption fee proceeds[1,2]	-	-	-	- [3]	-	-
Net asset value, end of period	$12.82	$12.12	$10.58	$9.11	$8.70	$16.07

Total return[4]	8.02%[5]	16.97%	17.86%	5.48%	(34.40)%	30.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,818	$23,173	$15,486	$11,855	$5,172	$4,448

Ratio of expenses to average net assets:
(including interest expense)
Before fees waived and expenses absorbed	1.50%[6]	1.59%[7]	1.61%[7]	1.68%	1.76%	1.56%
After fees waived and expenses absorbed	1.50%[6]	1.50%[7]	1.50%[7]	1.50%	1.50%	1.50%
Ratio of net investment income (loss)to average net assets:
Before fees waived and expenses absorbed	1.26%[6]	2.32%	1.91%	1.33%	(0.66)%	(0.60)%
After fees waived and expenses absorbed	1.26%[6]	2.41%	2.02%	1.51%	(0.40)%	(0.54)%

Portfolio turnover rate	2%[5]	11%	37%	71%	31%	47%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended October 31, 2025 and 2024.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.60	$11.85	$8.32	$7.73	$11.12	$13.51
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)	(0.08)	(0.04)	(0.02)	(0.03)	0.19
Net realized and unrealized gain (loss)	4.49	6.79	3.57	0.61	(3.10)	(1.43)
Total from investment operations	4.44	6.71	3.53	0.59	(3.13)	(1.24)

Less Distributions:
From net investment income	(1.35)	(0.96)	-	-	(0.26)	(1.15)
Total distributions	(1.35)	(0.96)	-	-	(0.26)	(1.15)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$20.69	$17.60	$11.85	$8.32	$7.73	$11.12

Total return[4]	25.70%[5]	62.62%	42.43%	7.63%	(28.63)%	(10.56)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$338,115	$297,987	$209,469	$162,861	$146,737	$203,354

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.27%[6]	1.33%[7]	1.37%[7]	1.39%[7]	1.40%[7]	1.40%[7]
After fees waived and expenses absorbed/recovered	1.27%[6]	1.33%[7]	1.37%[7]	1.39%[7]	1.40%[7]	1.40%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.47)%[6]	(0.64)%	(0.41)%	(0.19)%	(0.30)%	1.54%
After fees waived and expenses absorbed/recovered	(0.47)%[6]	(0.64)%	(0.41)%	(0.19)%	(0.30)%	1.54%

Portfolio turnover rate	6%[5]	26%	26%	19%	13%	10%

[1]	Calculated based on average shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2025. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	April 30, 2026	For the Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.81	$11.98	$8.39	$7.77	$11.19	$13.59
Income from Investment Operations:
Net investment income (loss) [1]	(0.02)	(0.05)	(0.02)	0.012	- [3]	0.22
Net realized and unrealized gain (loss)	4.55	6.86	3.61	0.61	(3.13)	(1.45)
Total from investment operations	4.53	6.81	3.59	0.62	(3.13)	(1.23)

Less Distributions:
From net investment income	(1.39)	(0.98)	-	-	(0.29)	(1.17)
Total distributions	(1.39)	(0.98)	-	-	(0.29)	(1.17)

Redemption fee proceeds[1,4]	-	-	-	- [3]	- [3]	- [3]
Net asset value, end of period	$20.95	$17.81	$11.98	$8.39	$7.77	$11.19

Total return[5]	25.90%[6]	63.03%	42.79%	7.98%	(28.51)%	(10.39)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$254,944	$174,452	$58,926	$28,029	$15,286	$16,590

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.02%[7]	1.08%[8]	1.12%[8]	1.14%[8]	1.15%[8]	1.15%[8]
After fees waived and expenses absorbed/recovered	1.02%[7]	1.08%[8]	1.12%[8]	1.14%[8]	1.15%[8]	1.15%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.22)%[7]	(0.39)%	(0.16)%	0.06%	(0.05)%	1.79%
After fees waived and expenses absorbed/recovered	(0.22)%[7]	(0.39)%	(0.16)%	0.06%	(0.05)%	1.79%

Portfolio turnover rate	6%[6]	26%	26%	19%	13%	10%

[1]	Calculated based on average shares outstanding for the period.
[2]	Per share net investment income may not correspond with the net investment income of the Fund because Class I shares receive a relatively small portion of the Fund’s gross expenses and do not bear distribution fees.
[3]	Amount represents less than $0.01 per share.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.
[8]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2025. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2026 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2027, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

	Investment Advisory Fees*	Total Limit on Annual Operating Expenses Class A Shares**	Total Limit on Annual Operating Expenses Class I Shares**
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

*	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
**	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2026, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$74,459

For the six months ended April 30, 2026, the Advisor recovered $2,623 of previously waived advisory fees and/or other expenses absorbed from the Emerging Markets Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At April 30, 2026, the amount of these potentially recoverable expenses was $577,067 and $323,837 for the International Bond Fund and Emerging Markets Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Bond Fund	Emerging Markets Fund
2026	$161,772	$145,181
2027	167,117	96,909
2028	173,719	81,747
2029	74,459	-
Total	$577,067	$323,837

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2026 are reported on the Statements of Operations.

Distribution Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2026, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2026 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund

Cost of investments	$143,584,841	$86,855,081	$172,897,098	$113,305,367	$334,156,537

Gross unrealized appreciation	$72,328,576	$2,527,776	$84,602,363	$32,769,430	$272,691,092

Gross unrealized depreciation	(13,302,497)	(5,349,733)	(8,228,282)	(12,629,924)	(14,761,781)

Net unrealized appreciation (depreciation) on investments	$59,026,079	$(2,821,957)	$76,374,081	$20,139,506	$257,929,311

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$1,405,005	$366,207	$160,032	$1,250,072	$35,928,302
Undistributed long-term gains	9,792,069	-	9,304,713	-	-
Tax accumulated earnings	11,197,074	366,207	9,464,745	1,250,072	35,928,302

Accumulated capital and other losses	-	(1,206,085)	-	(6,616,686)	(22,176,245)
Unrealized appreciation (depreciation) on investments	38,690,450	(2,062,880)	37,314,390	13,975,309	172,321,371
Unrealized appreciation (depreciation) on foreign currency translations	16,650	(100,926)	26,545	(591)	(1,596)
Unrealized deferred non-U.S. taxes	-	-	-	(249,891)	-
Unrealized deferred compensation	(26,435)	(24,348)	(26,089)	(27,306)	(29,760)
Total accumulated earnings (deficit)	$49,877,739	$(3,028,032)	$46,779,591	$8,330,907	$186,042,072

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$2,192,589	$2,728,379	$1,788,477	$1,553,552	$3,502,247	$3,967,340
Net long-term capital gains	-	-	-	-	468,067	-
Total distributions paid	$2,192,589	$2,728,379	$1,788,477	$1,553,552	$3,970,314	$3,967,340

	Emerging Markets Fund		Gold Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$1,686,716	$1,081,005	$21,263,668	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$1,686,716	$1,081,005	$21,263,668	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

At October 31, 2025, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$-	$-	$-
International Bond Fund	107,303	1,098,782	1,206,085
International Dividend Income Fund	-	-	-
Emerging Markets Fund*	1,048,533	5,568,153	6,616,686
Gold Fund	1,810,723	20,365,522	22,176,245

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2025, the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $43,371, $87,508, $0, $2,235,773 and $0 of their capital loss carryovers, respectively.

Note 5 – Investment Transactions

For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$21,099,432	$1,407,397
International Bond Fund	17,089,350	4,898,708
International Dividend Income Fund	37,067,376	16,046,751
Emerging Markets Fund	15,114,587	1,987,456
Gold Fund	63,308,872	33,494,447

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2026, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to UMB Distribution Services, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2026, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2026, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

International Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks	$189,157,729	$-	$-	$189,157,729
Short-Term Investments	13,453,191	-	-	13,453,191
Total Investments	$202,610,920	$-	$-	$202,610,920

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$4,302	$-	$-	$4,302
Fixed Income Securities
Basic Materials	-	1,000,896	-	1,000,896
Communications	-	2,805,132	-	2,805,132
Consumer, Cyclical	-	3,967,965	-	3,967,965
Energy	-	5,695,311	105,603	5,800,914
Financial	-	2,383,929	-	2,383,929
Government	-	52,771,144	-	52,771,144
Industrial		1,663,718	-	1,663,718
Technology	-	2,442,644	1,643,193	4,085,837
Short-Term Investments	9,549,287	-	-	9,549,287
Total Investments	$9,553,589	$72,730,739	$1,748,796	$84,033,124

International Dividend Income Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks	$236,536,444	$-	$-	$236,536,444
Short-Term Investments	12,734,735	-	-	12,734,735
Total Investments	$249,271,179	$-	$-	$249,271,179

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$10,803,139	$1,911,747	$0	$12,714,886
Communications	2,835,657	13,590,754	-	16,426,411
Consumer, Cyclical	1,724,648	15,462,962	-	17,187,610
Consumer, Non-cyclical	14,126,974	18,465,497	-	32,592,471
Energy	499,195	5,155,386	-	5,654,581
Financial	10,213,077	1,655,270	-	11,868,347
Industrial	3,936,770	4,366,755	-	8,303,525
Technology	685,300	17,478,354	-	18,163,654
Utilities	-	1,507,379	-	1,507,379
Short-Term Investments	9,026,009	-	-	9,026,009
Total Investments	$53,850,769	$79,594,104	$0	$133,444,873

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$16,249,538	$-	$10,946,702	$27,196,240
Gold Exploration	51,350,464	8,220,690	-	59,571,154
Gold Mining	275,597,688	-	1,472,504	277,070,192
Precious Metals Developmental	-	-	820,000	820,000
Precious Metals Exploration	11,279,952	-	-	11,279,952
Royalty Companies	198,647,014	13,315,749	-	211,962,763
Silver: Exploration and Mining	2,897,806	-	-	2,897,806
Warrants
Diversified Exploration and Mining	-	0	-	0
Gold Exploration	-	603,881	-	603,881
Gold Mining	-	0	-	0
Silver: Exploration and Mining	-	208,558	-	208,558
Short-Term Investments	475,302	-	-	475,302
Total Investments	$556,497,764	$22,348,878	$13,239,206	$592,085,848

*	The Fund did not hold any Level 2 and 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

International Bond Fund – Fixed Income Securities
Beginning balance October 31, 2025	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Net change in unrealized appreciation/(depreciation)	6,992
Net purchases	1,741,804
Net sales	-
Balance as of April 30, 2026	$1,748,796

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

The Level 3 investments for Emerging Markets Fund are not material in relation to net assets.

International Dividend Income Fund – Common Stocks
Beginning balance October 31, 2025	$62,985
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	(1,140,117)
Net change in unrealized appreciation/(depreciation)	1,286,444
Net purchases	-
Net sales	(209,312)
Balance as of April 30, 2026	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2025	$9,718,415	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(4,250,000)	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/(depreciation)[1]	5,490,221	-
Net purchases	2,280,570	-
Net sales	-	-
Balance as of April 30, 2026	$13,239,206	$-

[1]	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at April 30, 2026 was $5,490,221.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2026:

	Fair Value April 30, 2026	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Bond Fund – Fixed Income Securities	$1,748,796	Asset Approach	Intrinsic Value	$10.79 - $117.37	$110.94	Increase
Gold Fund – Private Placement	13,239,206	Market Approach	Subscription Price	$0.33 - $3.40	N/A	Increase
Gold Fund – Common Stocks	-	Asset Approach	Liquidity Discount	100%	N/A	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the six months ended April 30, 2026. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2026 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$812,439

Gold Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$-

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$(1,240,698)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2026 are as follows:

Derivatives not designated as hedging instruments	Gold Fund
Equity contracts	Warrants	Average market value	$1,517,149

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

					Change in
	Value			Net	Unrealized
	Beginning			Realized	Appreciation	Value End	Dividend
	of Period	Additions	Reductions	Gain (Loss)	(Depreciation)	of Period	Income*
Common Stocks

Diversified Exploration and Mining - 2.3%
Errington Metals Corp. (1)(3)	$2,566,662	$-	$(1,277,477)	$-	$6,661,345	$7,950,530	$-
Gold Hart Corp. (2)(3)	1,354,627	-	(1,122,449)	$48,763	(280,941)	-	-
Nuvau Minerals Corp. (3)	4,026,420	1,084,442	(701,103)	(42,791)	1,490,318	5,857,286	-
						13,807,816

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)	2,676,404	1,460,601	(283,263)	(113,188)	724,787	4,465,341	-
Aurion Resources, Ltd. (3)	7,888,035	1,436,455	-	-	12,982,194	22,306,684	-
Scorpio Gold Corp. (1)(3)	2,059,226	1,619,507	(1,660,188)	83,578	2,132,818	4,234,941	-
						31,006,966

Gold Mining - 4.2%
Heliostar Metals Ltd. (3)	19,037,649	392,027	(254,897)	218,859	5,421,579	24,815,217	-

Precious Metals Exploration - 0.8%
Midland Exploration, Inc. (3)	1,989,236	330,209	-	-	(181,030)	2,138,415	-
Mundoro Capital, Inc. (3)	1,804,840	-	(152,208)	62,463	1,098,090	2,813,185	-
						4,951,600

Royalty Companies - 4.9%
Lara Exploration Ltd. (1)(3)	4,799,963	4,567,385	(3,114,162)	22,235	7,040,328	13,315,749	-
Orogen Royalties, Inc. (3)	4,724,025	-	-	-	3,488,722	8,212,747	-
Silver Crown Royalties, Inc. (2)(3)	782,447	-	(1,705,974)	336,731	586,796	-	-
Summit Royalties Ltd. (1)(3)	-	4,316,878	-	-	3,006,868	7,323,746	-
						28,852,242

Total				$616,650	$44,171,874	$103,433,841	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

	Shares				Shares
	Beginning			Stock	End
	of Period	Purchases	Sales	Split	of Period
Common Stocks

Diversified Exploration and Mining - 2.3%
Errington Metals Corp. (1)(3)	3,600,000	-	-	-	3,600,000
Gold Hart Corp. (2)(3)	7,600,000	-	(633,000)	-	6,967,000
Nuvau Minerals Corp. (3)	8,184,720	2,000,000	(1,143,200)	-	9,041,520

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)	7,219,084	3,333,334	(769,000)	-	9,783,418
Aurion Resources, Ltd. (3)	10,638,228	1,152,200	-	-	11,790,428
Scorpio Gold Corp. (1)(3)	8,752,333	8,667,500	(500,000)	-	16,919,833

Gold Mining - 4.2%
Heliostar Metals Ltd. (3)	14,591,370	1,072,727	(130,000)	-	15,534,097

Precious Metals Exploration - 0.8%
Midland Exploration, Inc. (3)	5,873,900	881,500	-	-	6,755,400
Mundoro Capital, Inc. (3)	8,729,204	-	(598,500)	-	8,130,704

Royalty Companies - 4.9%
Lara Exploration Ltd. (1)(3)	2,512,100	2,059,100	(15,000)	-	4,556,200
Orogen Royalties, Inc. (3)	3,081,822	-	-	-	3,081,822
Silver Crown Royalties, Inc. (2)(3)	187,600	-	(187,600)	-	-
Summit Royalties Ltd. (1)(3)	-	6,588,461	-	-	6,588,461

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*	Net of foreign withholding taxes.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2026 (Unaudited)

Note 13 – New Accounting Pronouncement

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 18, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	EP Emerging Markets Fund (the “Emerging Markets Fund”),

●	EuroPac Gold Fund (the “Gold Fund”),

●	EuroPac International Bond Fund (the “International Bond Fund”),

●	EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

●	EuroPac International Value Fund (the “International Value Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended December 31, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Emerging Markets Fund’s total return for the one-year period was above the MSCI AC Asia ex Japan Small Cap Index (the “MSCI Asia ex Japan Index”) return, but below the Diversified Emerging Markets Fund Universe and Peer Group median returns and the MSCI Emerging Markets Net Return Index (the “MSCI EM Index”) return by 6.71%, 7.40%, and 8.15%, respectively. The Fund’s annualized total return for the ten-year period was below the Peer Group median return, the MSCI Asia ex Japan Index return, the Fund Universe median return, and the MSCI EM Index return by 1.66%, 2.25%, 2.31%, 2.93%, respectively. For the five-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns, the MSCI EM Index return, and the MSCI Asia ex Japan Index return by 0.55%, 2.05%, 3.08%, 6.92%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 3.89%, the MSCI Asia ex Japan Index return by 4.66%, the Fund Universe median return by 5.40%, and the MSCI EM Index return by 5.81%. The Trustees considered the Advisor’s belief that the Fund’s underperformance for the one-year period was due to the Fund’s overweight allocation to China and its underweight allocation to artificial intelligence-related stocks, which the Advisor believes traded beyond their fundamental values. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The Gold Fund’s annualized total return for the ten-year period was above the S&P 500 Total Return Index (the “S&P 500 Index”) return, but below the Equity Precious Metals Fund Universe and Peer Group median returns, the NYSE Arca Gold Miners Total Return Index (the “NYSE Index”) return, and the Philadelphia Gold & Silver Index (the “Philadelphia Index”) return by 1.45%, 1.45%, 1.47%, 5.50%, respectively. For the three-year period, the Fund’s annualized total return was above the S&P 500 Index return, but below the NYSE Index return, the Fund Universe median return, the Philadelphia Index return, and the Peer Group median return by 8.24%, 8.41%, 9.17%, and 9.55%, respectively. The Fund’s total return for the one-year period was above the S&P 500 Index return, but below the Philadelphia Index return by 26.06%, the NYSE Index return by 26.32%, the Fund Universe median return by 26.34%, and the Peer Group median return by 28.64%. The Fund’s annualized total return for the five-year period was below the S&P 500 Index return, the Fund Universe and Peer Group median returns, the NYSE Index return, and the Philadelphia Index return by 2.02%, 6.07%, 6.49%, 7.00%, 9.49%, respectively. The Trustee considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the underperformance in exploration and mid-tier miners, which was mostly driven by relatively slow asset flows into the sector. The Trustees also considered the Advisor’s belief that the Fund’s underperformance compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

●	The International Bond Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Global Bond Fund Universe median returns, the Bloomberg Global Aggregate Bond Index returns, the FTSE Non-USD World Government Bond Index returns, and the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD returns.

●	The International Dividend Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns, the Bloomberg World ex-U.S. Large-Mid Net Return Index (the “Bloomberg World ex-U.S. Index”) returns, and the S&P International Dividend Opportunities Total Return Index returns.

●	The International Value Fund’s annualized total returns for the one- and ten-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI World ex USA Index returns, the MSCI ACWI ex USA Value Net Return Index (the “MSCI ACWI ex USA Index”) returns, and the Bloomberg World ex-U.S. Index returns. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, the MSCI ACWI ex USA Index return, the Fund Universe median return, and the Bloomberg World ex-U.S. Index return, but below the MSCI World ex USA Index return by 1.13%. The Fund’s annualized total return for the three-year period was above the Bloomberg World ex-U.S. Index return, but below the Peer Group and Fund Universe median returns, the MSCI ACWI ex USA Index return, and the MSCI World ex USA Index return by 0.13%, 0.14%, 0.87%, and 2.28%, respectively. The Board considered the Advisor’s assertion that the Fund met its investment objectives over the one-year period and that although the Fund had been adversely impacted by its overweight allocation to precious metals over the ten-year period, those holdings had contributed positively to the Fund’s performance more recently. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the five-year period. The Trustees also observed that for the ten-year period, the Fund’s standard deviation ranked it in the first quartile of funds in the Peer Group, and the Fund’s Sharpe ratio, Morningstar risk score, and information ratio ranked it in the first or second quartile of funds in the Peer Group and Fund Universe.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.08% and 0.13%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.38% and 0.41%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps.

●	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Equity Precious Metals Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Global Bond Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.15%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of the funds in the Peer Group.

●	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Value Fund Universe medians by 0.10%. The Trustees considered the Advisor’s belief that several of the funds in the Peer Group are similar to index funds, whereas the Fund requires substantially more effort and specialization to manage. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.26% and 0.32%, respectively. The Trustees considered the Advisor’s assertion that the Fund is somewhat uniquely focused on smaller, less liquid markets than the funds in the Peer Group, and that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Trustees also observed that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.245% and 0.33%, respectively. The Trustees considered the Advisor’s assertion that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and that as a result, substantially more effort and specialization is required to manage the Fund. The Trustees also noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.51% and 0.54%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps.

In considering the Funds’ fees and total expenses, the Board considered the Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2025, noting that the Advisor had waived a significant portion of its advisory fee for the International Bond Fund, had waived a portion of its advisory fee for the Emerging Markets Fund, and had recouped fees it previously waived for the International Dividend Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/9/2026